Common Stock Subject to Possible Redemption - The condensed balance sheet (Details)	Jun. 30, 2023 Vote $ / shares shares	May 22, 2023 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Common Stock Subject to Possible Redemption
Common stock, shares authorized	60,000,000		60,000,000	20,000,000
Common stock, par value per share | $ / shares	$ 0.001		$ 0.001	$ 0.001
Graf Acquisition Corp. IV [Member]
Common Stock Subject to Possible Redemption
Common stock, shares authorized	400,000,000		400,000,000	400,000,000
Common stock, par value per share | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1		1
Common stock shares outstanding including shares subject to possible redemption	10,373,875		21,451,875	21,451,875
Common stock shares subject to possible redemption	6,083,500	11,078,000
Common stock subject to possible redemption | Graf Acquisition Corp. IV [Member]
Common Stock Subject to Possible Redemption
Common stock shares subject to possible redemption	6,083,500		17,161,500	17,161,500